UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  June 30, 2009

Item 1. Report to Stockholders.

Cullen Funds Trust

Cullen High Dividend Equity Fund

ANNUAL REPORT

June 30, 2009

CULLEN HIGH DIVIDEND EQUITY FUND

August 28, 2009

Dear Shareholder:

For the twelve months ended June 30, 2009, the Cullen High Dividend Equity Fund’s Retail Class performance was -23.20% versus -26.21% for the Standard & Poor’s 500 Index (“S&P 500”).

Portfolio Review
The Portfolio’s outperformance was primarily due to allocation decisions, which contributed approximately 3% of the Fund’s outperformance against the S&P 500 during the period.  Continued overweight allocations versus the S&P 500’s average sector weights in traditionally defensive sectors including Telecommunications, Health Care, and Consumer Staples and our underweight allocations to Information Technology, Energy, and Industrials positively contributed to the outperformance.  Our underweight allocations to Information Technology, Materials, and Consumer Discretionary negatively contributed to the Fund’s performance.  To a lesser extent, the Fund’s outperformance was also due to stock selection decisions, which contributed approximately 0.2% of the Fund’s outperformance against the S&P 500 during the period.  Finally, cash, which had an average balance of 11%, also positively contributed approximately 1% to the Fund’s outperformance during the period.

During the fiscal year ended June 30, 2009, the Fund made the following purchases and sales:

Purchases	Sales
3M Co.	Allied Capital Corp.
ABB Ltd. (ADR)	Bank of America Corp.
AstraZeneca PLC (ADR)	Cernex S.A.B. de C.V. (ADR)
Boeing Co.	Dow Chemical Co.
FPL Group Inc.	GlaxoSmithKline PLC (ADR)
HSBC Holdings PLC (ADR)	HCP Inc.
Microsoft Corp.	JPMorgan Chase & Co.
Morgan Stanley	Ford Motor Preferred Stock
Nokia Corp. (ADR)
Travelers Cos. Inc.

Outlook
We have long maintained the opinion that the most important thing about bear markets as they relate to recessions is that the stock market usually turns up long before the recession ends and often while headline news is at its worst.  At the March 2009 lows, the S&P 500 was down 56% from its 2007 high, corporate earnings were down 50-60% from estimates of a year ago, and the economic news just seemed to be getting worse as the recession wore on.  From our perspective, as investors that adhere to a strict valuation discipline and 5-year time horizon, the best time to invest is when earnings are down and the market

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CULLEN HIGH DIVIDEND EQUITY FUND

is at multi-year lows, as historically that’s when we have seen the best 5-year returns for value investors.  According to our research, in the 5-year periods following the 1973-1974 and 1981 recessions, the 100 stocks at the beginning of each year with the lowest P/E ratios in the S&P 500 returned 26.5% annualized and 34.3% annualized, respectively.  The same trend even held true after the Great Depression of the 1930’s.  By the middle of 1932, the market was down 85%, and the market started a major rally in the face of continuing bad economic news.  In fact, the economy continued to worsen, corporate earnings deteriorated, and unemployment continued to rise while the market rallied.  And, once the first major market rally occurred, it broke the back of the bear market and set the stage for a 5-year recovery where the S&P 500 returned 350%.  The historical data suggests that once a bear market has run its course and you see an initial rally, the market can begin recovery even if the recession is not completely over.  Combine such a recovery with the sizable amount of cash currently invested in savings deposits and money market funds giving investors incredibly low rates of return, and the risk/reward for equities currently looks very appealing from our perspective.

The recovery period may not be completely smooth, as after all major market drops, the market struggles with conflicting economic news during the initial phases of the recovery.  However, if investors wait for all the economic indicators to turn up before investing, they usually will miss the best opportunity to re-enter the market since by the time corporate earnings turn up, the market is usually in a full new bull market.  The period of early recovery is a key time for investors to re-enter the market, provided they use a strict price discipline and 5-year time horizon.

The market rally that began in March was typical of the first major rally in a new bull market, where short covering becomes a dominant force and low quality stocks lead the rally.  The March/April 2009 rally was no exception; the companies that outperformed were those with unfavorable credit ratings, no relative earnings, and no dividend – most notably Financial and Consumer Discretionary companies.  However, as market rallies continue, historically they broaden out, which is what we’ve seen since May 2009 when the rally began to include Energy, Healthcare, Materials, and Consumer Staples companies.  This has positive implications for the sustainability of the recovery, as companies with stronger fundamentals are beginning to participate in the market appreciation.  Historically, the strategy has performed well in this environment.

In the Fund’s portfolio, we continue to favor recovery through multinational industrial, consumer goods and healthcare companies with predictable and stable cash flows, dividend support, and strong balance sheets.  As a result, the portfolio has benefited from the recent broadening of the market rally and is well-positioned to take advantage of a sustained recovery.  The portfolio benefited over the past two years from its defensive positioning and overweight positions in Consumer Staples and Healthcare.  However, over the past several months, we have gradually been shifting into more cyclical, growth-oriented stocks, such as Microsoft, Boeing, and Morgan Stanley, which we have been able to purchase at historically low valuation levels.  And, as the bear market continues to

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CULLEN HIGH DIVIDEND EQUITY FUND

show signs of coming to an end, we will likely drift away from our defensive positioning and continue to buy more cyclical names thereby positioning the portfolio for a possible recovery.

We are seeing signs of recovery in the U.S. economy and stock market as the market rally has gained strength and the economic data points have started to show improvement.  Money market funds and savings deposits investors are becoming less risk averse given their recent level of withdrawals.  And, although money market fund assets as a percentage of US stock market capitalization are down from March 2009 highs, they are still two times higher than the long-term average, signaling that investors still have cash on the sidelines that could further fuel the recovery.  While we cannot predict future volatility, one thing we are comfortable with is that after the 50-60% decline in stock prices we had seen at the March 2009 lows, the next 5 years could be very rewarding for equity investors, especially for those that adhere to a strict valuation discipline.

Summary
We have been studying the market’s behavior for 40 years, and our studies continuously remind us that the stock market can be volatile in the short term.  2008-2009 was clearly a volatile and difficult period.  However, we have always believed and advocated that if one uses a consistent valuation discipline, doesn’t react to headline news, and invests for the long term (i.e. 5 years), an investor has a good chance of achieving above-average results.  This belief has not changed.

James P. Cullen
President/Portfolio Manager

John Gould
Executive Vice President/Portfolio Manager

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CULLEN HIGH DIVIDEND EQUITY FUND

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

Past performance does not guarantee future results.  Mutual fund investing involves risk.  Principal loss is possible.  The Fund may also invest in medium-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

Price to Earnings Ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the trailing 12-month earnings per share.  Cash flow measures equals cash inflows minus cash outflows during a period.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks.  The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.  You cannot invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen High Dividend Equity Fund is distributed by ALPS Distributors, Inc. (8/09)

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CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE

RETAIL CLASS

Total Return
as of June 30, 2009
			Annualized
	One	Five	Since Inception
	Year	Year	(8/01/03)
Cullen High Dividend Equity
Fund, Retail Class	(23.20)%	0.11%	2.63%
S&P 500 Index	(26.21)%	(2.24)%	0.92%

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/01/03 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

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CULLEN HIGH DIVIDEND EQUITY FUND

CLASS C

Total Return
as of June 30, 2009
		Annualized
	One	Since Inception
	Year	(10/7/04)
Cullen High Dividend Equity
Fund, Class C	(23.74)%	(1.36)%
S&P 500 Index	(26.21)%	(2.29)%

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

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CULLEN HIGH DIVIDEND EQUITY FUND

CLASS I

Total Return
as of June 30, 2009
		Annualized
	One	Since Inception
	Year	(10/7/04)
Cullen High Dividend Equity
Fund, Class I	(23.00)%	(0.39)%
S&P 500 Index	(26.21)%	(2.29)%

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

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CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2009

Assets:
Investments, at value (cost of $397,356,961)	$367,928,425
Receivable for fund shares sold	2,429,478
Dividends and interest receivable	1,743,969
Prepaid expenses	45,736
Total assets	372,147,608
Liabilities:
Payable for fund shares purchased	235,885
Payable to Adviser	150,621
Distribution fees payable	23,454
Accrued administration expense	63,739
Accrued audit expense	37,555
Accrued fund accounting expense	13,794
Accrued transfer agent expense	34,357
Other accrued expenses and liabilities	19,234
Total liabilities	578,639
Net assets	$371,568,969
Net assets consist of:
Paid in capital	$479,972,628
Accumulated net investment income (loss)	1
Accumulated net realized gain (loss) on investments	(78,975,124)
Net unrealized appreciation (depreciation) on investments
and foreign currency related transactions	(29,428,536)
Net assets	$371,568,969
Retail Class:
Net assets applicable to outstanding Retail Class shares	$116,266,808
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	12,120,262
Net asset value, offering price and redemption price per share	$9.59
Class C:
Net assets applicable to outstanding Class C shares	$15,375,364
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	1,607,337
Net asset value, offering price and redemption price per share	$9.57
Class I:
Net assets applicable to outstanding Class I shares	$239,926,797
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	25,001,147
Net asset value, offering price and redemption price per share	$9.60

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF OPERATIONS
Year Ended June 30, 2009

Investment Income:
Dividends (net of foreign taxes withheld of $182,974)	$15,169,630
Interest	287,742
Total investment income	15,457,372
Expenses:
Investment advisory fees (Note 5)	3,308,468
Administration fees	328,262
Shareholder servicing fees	188,944
Distribution fees (Note 6)
Distribution fees - Retail Class	188,772
Distribution fees - Class C	106,074
Registration and filing fees	61,856
Fund accounting fees	80,440
Professional fees	38,125
Custody fees (Note 5)	65,775
Shareholder reports	38,041
Insurance expense	15,317
Trustees’ fees and expenses	24,373
Other expenses	365
Total expenses before reimbursement from Adviser	4,444,812
Expense reimbursement from Adviser	(1,665,855)
Net expenses	2,778,957
Net investment income	12,678,415
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and
foreign currency related transactions	(69,172,732)
Net change in unrealized appreciation (depreciation)
on investments and foreign currency related transactions	(25,086,513)
Net realized and unrealized gain (loss) on investments	(94,259,245)
Net decrease in net assets resulting from operations	$(81,580,830)

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30,	June 30,
	2009	2008
Operations:
Net investment income	$12,678,415	$13,153,435
Net realized gain (loss) on investments	(69,172,732)	(5,933,456)
Net increase from payments by affiliates and net
gains (losses) realized on the disposal
of investments in violation of restrictions	—	432,636
Net change in unrealized appreciation (depreciation)
of investments	(25,086,513)	(60,905,454)
Net increase (decrease) in net assets resulting from operations	(81,580,830)	(53,252,839)
Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	110,208,424	31,506,291
Class C shares	9,652,055	1,281,647
Class I shares	86,610,851	73,432,634
Proceeds from shares issued to holders in
reinvestment of dividends
Retail Class shares	2,832,610	4,287,468
Class C shares	257,640	704,318
Class I shares	4,452,557	9,867,333
Cost of shares redeemed
Retail Class shares	(40,249,316)	(23,074,053)
Class C shares	(2,055,422)	(1,967,027)
Class I shares	(82,088,033)	(88,823,333)
Net increase in net assets from capital share transactions	89,621,366	7,215,278
Distributions to Shareholders From:
Net investment income
Retail Class	(2,809,139)	(1,952,183)
Class C	(315,628)	(269,307)
Class I	(9,090,533)	(11,789,923)
Net realized gains
Retail Class	—	(2,387,404)
Class C	—	(448,199)
Class I	—	(14,096,395)
Return of Capital
Retail Class	(110,686)	—
Class C	(15,468)	—
Class I	(357,619)	—
Total distributions	(12,699,073)	(30,943,411)
Total net increase (decrease) in net assets	(4,658,537)	(76,980,972)
Net Assets:
Beginning of year	376,227,506	453,208,478
End of year (includes $1 and $23,495 of
undistributed net investment income (loss), respectively)	$371,568,969	$376,227,506

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Retail Class
	Year Ended June 30,
	2009	2008	2007	2006	2005
Net Asset Value – Beginning of Period	$12.96	$15.95	$13.55	$12.43	$11.45
Income from Investment Operations:
Net investment income	0.38	0.47	0.42	0.33	0.23
Investment restriction violation (Note 8)	—	0.02	—	—	—
Net realized and unrealized
gain (loss) on investments	(3.37)	(2.39)	2.46	1.14	0.95
Total from investment operations	(2.99)	(1.90)	2.88	1.47	1.18
Less Distributions:
Dividends from net investment income	(0.37)	(0.47)	(0.48)	(0.33)	(0.17)
Distribution of net realized gains	—	(0.62)	—	(0.01)	(0.03)
Return of capital	(0.01)	—	—	(0.01)	—
Total distributions	(0.38)	(1.09)	(0.48)	(0.35)	(0.20)
Net Asset Value – End of Period	$9.59	$12.96	$15.95	$13.55	$12.43
Total Return	(23.20)%	(12.68)% (2)	21.50%	11.90%	10.27%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$116,267	$60,062	$59,976	$13,981	$6,463
Ratio of expenses to average net assets:
Before expense reimbursement	1.50%	1.47%	1.46%	1.55%	3.27%
After expense reimbursement	1.00%	1.00%	1.00%	1.00%	1.06% (1)
Ratio of net investment income
to average net assets:
Before expense reimbursement	3.16%	2.49%	2.89%	2.39%	1.08%
After expense reimbursement	3.66%	2.96%	3.35%	2.94%	3.29%
Portfolio turnover rate	12%	31%	31%	6%	35%

Commencement of operations was August 1, 2003
(1)	Effective October 7, 2004, the Adviser contractually agreed to lower the net annual operating expense ratio from 1.50% to 1.00%.
(2)
Includes increase from payments made by Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions.  Without these transactions, total return would have been lower (12.77)%.  Please refer to Note 8 for further details.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Class C
	Year Ended June 30,
	2009	2008	2007	2006	2005+
Net Asset Value – Beginning of Period	$12.94	$15.93	$13.53	$12.41	$11.87
Income from Investment Operations:
Net investment income	0.28	0.36	0.37	0.20	0.20
Investment restriction
violation (Note 8)	—	0.02	—	—	—
Net realized and unrealized gain (loss)
on investments	(3.34)	(2.39)	2.40	1.17	0.49
Total from investment operations	(3.06)	(2.01)	2.77	1.37	0.69
Less Distributions:
Dividends from net investment income	(0.30)	(0.36)	(0.37)	(0.23)	(0.12)
Distribution of net realized gains	—	(0.62)	—	(0.01)	(0.03)
Return of capital	(0.01)	—	—	(0.01)	—
Total distributions	(0.31)	(0.98)	(0.37)	(0.25)	(0.15)
Net Asset Value – End of Period	$9.57	$12.94	$15.93	$13.53	$12.41
Total Return	(23.74)%	(13.34)% (3)	20.65%	11.13%	5.79%	(1)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$15,375	$9,847	$12,106	$8,040	$3,007
Ratio of expenses to average net assets:
Before expense reimbursement	2.25%	2.22%	2.21%	2.30%	3.03%	(2)
After expense reimbursement	1.75%	1.75%	1.75%	1.75%	1.74%	(2)
Ratio of net investment income
to average net assets:
Before expense reimbursement	2.41%	1.74%	2.14%	1.64%	2.12%	(2)
After expense reimbursement	2.91%	2.21%	2.60%	2.19%	3.41%	(2)
Portfolio turnover rate	12%	31%	31%	6%	35%	(1)

+	Commencement of operations was October 7, 2004.
(1)	Not Annualized.
(2)	Annualized.
(3)
Includes increase from payments made by Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions.  Without these transactions, total return would have been lower (13.43)%.  Please refer to Note 8 for further details.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Class I
	Year Ended June 30,
	2009	2008	2007	2006	2005+
Net Asset Value – Beginning of Period	$12.97	$15.96	$13.55	$12.42	$11.87
Income from Investment Operations:
Net investment income	0.41	0.51	0.53	0.39	0.18
Investment restriction
violation (Note 8)	—	0.02	—	—	—
Net realized and unrealized gain (loss)
on investments	(3.38)	(2.39)	2.40	1.12	0.59
Total from investment operations	(2.97)	(1.86)	2.93	1.51	0.77
Less Distributions:
Dividends from net investment income	(0.38)	(0.51)	(0.52)	(0.36)	(0.19)
Distribution of net realized gains	—	(0.62)	—	(0.01)	(0.03)
Return of capital	(0.02)	—	—	(0.01)	—
Total distributions	(0.40)	(1.13)	(0.52)	(0.38)	(0.22)
Net Asset Value – End of Period	$9.60	$12.97	$15.96	$13.55	$12.42
Total Return	(23.00)%	(12.46)% (3)	21.86%	12.25%	6.48%	(1)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$239,927	$306,319	$381,126	$208,027	$36,254
Ratio of expenses to average net assets:
Before expense reimbursement	1.25%	1.22%	1.21%	1.30%	1.97%	(2)
After expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%	(2)
Ratio of net investment income
to average net assets:
Before expense reimbursement	3.41%	2.74%	3.14%	2.64%	2.19%	(2)
After expense reimbursement	3.91%	3.21%	3.60%	3.19%	3.41%	(2)
Portfolio turnover rate	12%	31%	31%	6%	35%	(1)

+	Commencement of operations was October 7, 2004.
(1)	Not Annualized.
(2)	Annualized.
(3)
Includes increase from payments made by Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions.  Without these transactions, total return would have been lower (12.55)%.  Please refer to Note 8 for further details.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2009

	Shares	Value

COMMON STOCKS 88.18%
Aerospace & Defense 3.08%
Boeing Co.	269,000	$11,432,500
Beverages 2.96%
Diageo PLC - ADR (a)	191,950	10,989,137
Capital Markets 2.86%
Morgan Stanley	372,500	10,619,975
Commercial Banks 1.87%
HSBC Holdings PLC - ADR (a)	166,150	6,940,086
Communications Equipment 2.92%
Nokia OYJ - ADR (a)	746,300	10,881,054
Distributors 2.81%
Genuine Parts Co.	311,350	10,448,906
Diversified Telecommunication Services 5.80%
AT&T, Inc.	405,960	10,084,046
Verizon Communications, Inc.	372,650	11,451,535
		21,535,581
Electric Utilities 5.98%
Cia Energetica de Minas Gerais - ADR (a)	793,155	10,660,003
FPL Group, Inc.	203,000	11,542,580
		22,202,583
Food Products 9.19%
HJ Heinz Co.	291,040	10,390,128
Kraft Foods, Inc.	437,762	11,092,889
Unilever NV - ADR (a)	524,540	12,683,377
		34,166,394
Household Products 3.04%
Kimberly-Clark Corp.	215,720	11,310,200
Industrial Conglomerates 6.87%
3M Co.	206,800	12,428,680
ABB Ltd. - ADR (a)	538,100	8,491,218
General Electric Co.	391,850	4,592,482
		25,512,380
Insurance 3.06%
Travelers Companies, Inc.	276,900	11,363,976

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2009

	Shares	Value

Oil & Gas 6.99%
Chevron Corp.	181,860	$12,048,225
PetroChina Co., Ltd. - ADR (a)	126,150	13,937,052
		25,985,277
Petroleum Refining 3.05%
BP PLC ADR (a)	237,670	11,332,106
Pharmaceuticals 12.09%
AstraZeneca PLC - ADR (a)	221,800	9,790,252
Bristol-Myers Squibb Co.	566,280	11,501,147
Eli Lilly & Co.	346,400	11,999,296
Johnson & Johnson	204,910	11,638,888
		44,929,583
Real Estate 3.07%
Health Care REIT, Inc.	334,780	11,415,998
Software 3.16%
Microsoft Corp.	494,000	11,742,380
Tobacco 6.22%
Altria Group, Inc.	658,030	10,785,112
Philip Morris International, Inc.	282,450	12,320,469
		23,105,581
Wireless Telecommunication Services 3.16%
Vodafone Group PLC - ADR (a)	602,960	11,751,690
Total Common Stocks
(Cost $357,093,923)		327,665,387

SHORT-TERM INVESTMENTS 10.9%
Money Market Funds
Dreyfus Cash Management Fund	8,052,964	8,052,964
Dreyfus Institutional Cash Advantage Fund	8,052,964	8,052,964
Fidelity Institutional Money Market
Fund Prime Fund	8,052,964	8,052,964
JPMorgan Prime Money Market Institutional Fund	8,052,964	8,052,964
Wells Fargo Advantage Prime Investment
Money Market Fund	8,051,184	8,051,184
Total Money Market Funds
(Cost $40,263,038)		40,263,038

The accompanying notes are an integral part of these financial statements.

15

CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2009

	Shares	Value

TOTAL INVESTMENTS 99.00%
(Cost $397,356,961)		$367,928,425
Other Assets in Excess of Liabilities 1.00%		3,640,544
TOTAL NET ASSETS 100.00%		$371,568,969

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)  Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

16

CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2009

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) which establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities and certain money market securities.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2.  Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all.  Refer to footnote 2(a) for further discussion regarding the Fund’s valuation policy.

The table below is a summary of the inputs used to value the Fund’s investments as of June 30, 2009.

	Level 1	Level 2	Level 3	Total
Equity
Aerospace & Defense	$11,432,500	$—	$—	$11,432,500
Beverages	10,989,137	—	—	10,989,137
Capital Markets	10,619,975	—	—	10,619,975
Commercial Banks	6,940,086	—	—	6,940,086
Communications Equipment	10,881,054	—	—	10,881,054
Distributors	10,448,906	—	—	10,448,906
Diversified Telecommunication Services	21,535,581	—	—	21,535,581
Electric Utilities	22,202,583	—	—	22,202,583
Food Products	34,166,394	—	—	34,166,394
Household Products	11,310,200	—	—	11,310,200
Industrial Conglomerates	25,512,380	—	—	25,512,380
Insurance	11,363,976	—	—	11,363,976
Oil & Gas	25,985,277	—	—	25,985,277
Petroleum Refining	11,332,106	—	—	11,332,106
Pharmaceuticals	44,929,583	—	—	44,929,583
Real Estate	11,415,998	—	—	11,415,998
Software	11,742,380	—	—	11,742,380
Tobacco	23,105,581	—	—	23,105,581
Wireless Communication Services	11,751,690	—	—	11,751,690
Total Equity	$327,665,387	$—	$—	$327,665,387
Short-Term Investments	40,263,038	—	—	40,263,038
Total Investments in Securities	$367,928,425	$—	$—	$367,928,425

The accompanying notes are an integral part of these financial statements.

17

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 2009

1.Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two series of shares to investors, the Cullen High Dividend Equity Fund (the “Fund”) and the Cullen International High Dividend Fund (collectively, the “Funds”).  The Funds are open end, diversified management investment companies registered under the 1940 Act.  The investment objective of the Fund is long-term capital appreciation and current income.

The Fund offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares.  The Fund’s Retail Class commenced operations on August 1, 2003, Class C and Class I shares commenced operations on October 7, 2004, and Class R1 and R2 shares commenced operations on April 24, 2009.  The Class R1 and R2 Shares have not experienced any subscriptions since inception.  Each class of shares differs principally in its respective administration, transfer agent, and distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the fund at year end.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under supervision of the full Board.

b)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Fund.  Dividends from realized capital gains, if any, are declared and paid at least annually.

18

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2009

2.Significant Accounting Policies – Continued

c)
Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the period ended June 30, 2009.  Open tax years are those that are open for exam by taxing authorities, and as of June 30, 2009, open Federal tax years include the tax years ended June 30, 2005 through 2009.  The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)
Options Transactions – The Fund has adopted FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment to FASB Statement No. 133, (“FAS 161”), which requires qualitative disclosures about objectives and strategies for using derivatives and quantitative disclosures about fair value amounts of and gains and losses on derivative instruments. The Fund invests in options transaction for hedging purposes and in order to generate additional income, the Fund may write (or sell) call options on a covered basis.  Premiums received on the sale of such options are expected to enhance the income of the Fund.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions.  The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security when determining whether the Fund has realized a gain or loss associated with the option.  In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option.  Exercise of an option written by the Fund could result in the Fund selling a security at a price different from the current market price.  There were no call options written during the year ended June 30, 2009.

19

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2009

2.Significant Accounting Policies – Continued

e)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements.  Actual results could differ from those estimates.

f)
Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

g)
Other – Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

3.Capital Share Transactions

Share transactions were as follows:

	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2009	June 30, 2009	June 30, 2009
Shares sold	11,348,908	1,031,535	8,978,826
Shares reinvested	289,496	26,027	443,417
Shares redeemed	(4,152,075)	(211,282)	(8,047,452)
Net increase (decrease)	7,486,329	846,280	1,374,791
Shares outstanding:
Beginning of year	4,633,933	761,057	23,626,356
End of year	12,120,262	1,607,337	25,001,147

20

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2009

3.Capital Share Transactions – Continued

	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2008	June 30, 2008	June 30, 2008
Shares sold	2,169,803	86,876	5,014,810
Shares reinvested	288,048	47,200	663,315
Shares redeemed	(1,583,071)	(132,930)	(5,934,404)
Net increase (decrease)	874,780	1,146	(256,279)
Shares outstanding:
Beginning of year	3,759,153	759,911	23,882,635
End of year	4,633,933	761,057	23,626,356

4.Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2009 were $127,299,364 and $36,026,368, respectively.

As of June 30, 2009, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments (a)	$397,393,200
Gross unrealized appreciation	17,486,901
Gross unrealized depreciation	(46,951,675)
Net unrealized appreciation	(29,464,774)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains (losses)	(78,938,885)
Total accumulated earnings (losses)	$(108,403,659)

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes. Those differences primarily relate to wash sale adjustments.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.  The Fund had $68,937,786 post-October loss deferrals as of June 30, 2009.  This loss is treated as occurring on July 1, 2009 for tax purposes.  Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the accounts below:

21

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2009

4.Investment Transactions – Continued

Paid-in	Undistributed Net	Undistributed Net
Capital	Investment Income	Realized Gain
$(469,947)	$(2,836)	$472,783

At June 30, 2009 the Fund had capital loss carryforwards of $10,001,099 to offset future gains.  The losses expire June 30, 2017.

The tax composition of dividends paid during the year ended June 30, 2009 and the year ended June 30, 2008 was as follows:

	June 30, 2009	June 30, 2008
Ordinary Income	$12,215,300	$16,043,745
Long-Term Capital Gain	—	14,899,666
Return of Capital	483,773	—

5.Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.  Through October 31, 2010, the Adviser agreed to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.00%, 0.75%, 1.75%, 1.50%, and 1.25% of the Retail Class, Class I, Class C, Class R1 and Class R2 net assets, respectively.  For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.  The Adviser waived or reimbursed expenses of $1,665,855 associated with the Fund for the year ended June 30, 2009.

As of June 30, 2009, reimbursed expenses for the Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Amount
June 30, 2010	$1,779,099
June 30, 2011	$1,964,371
June 30, 2012	$1,665,855

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust.  U.S. Bank, N.A. serves as custodian for the Trust.  Refer to Note 9 for discussion regarding changes in these service providers subsequent to June 30, 2009.

22

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2009

6.Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50%, and 0.25% of the average daily net assets of Retail Class, Class C, Class R1 and Class R2, respectively.  Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund.  This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $188,772 for the Retail Class shares and $106,074 for Class C shares pursuant to the Plan for the year ended June 30, 2009.

7.Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Fund’s Class R1 and Class R2 shares.  For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2.

8.Adviser Reimbursement for Loss Due to Investment Restriction

On November 5, 2007, the Fund received a reimbursement from the Adviser related to a net loss incurred on disposal of an investment that was purchased in violation of the Fund’s investment restrictions.  The loss realized from the sale of this investment was $432,636.  During the time the investment was held, a dividend of $159,537 was received.  As a result, the net amount of loss to the Fund was $273,099, which is the amount that the Adviser reimbursed to the Fund.

9.Subsequent Events

At a special meeting (the “Meeting”) held on May 7, 2009, the Board of Trustees (the “Board”) of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, as amended (the “Independent Trustees”), voted to terminate the custody agreement with U.S. Bank, N.A. (“USB”) and the administrative, transfer agent, dividend disbursing and fund accounting services arrangements with U.S. Bancorp Fund Services, LLC (“USBFS”).  The Board also voted to terminate the distribution agreement with Quasar Distributors, LLC.

At the Meeting, the Board approved on behalf of the Fund: (i) a new transfer agent and dividend disbursing agent arrangements with ALPS Fund Services, Inc.; (ii) a new custody agreement with The Bank of New York Mellon (“BNYM”); (iii) a new fund

23

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2009

9.Subsequent Events – Continued

administration and accounting agreement with BNYM; and (iv) a new distribution agreement with ALPS Distributors, Inc.

The new custody agreement and new fund administration and accounting agreement with BNYM became effective on July 1, 2009, and the changes to the Fund’s transfer agent, dividend disbursing agent and distributor became effective on July 27, 2009.

Subsequent events have been evaluated through August 28, 2009, which is the date these financial statements were issued.  Subsequent events have not been evaluated after this date.

10.  Federal Tax Information (Unaudited)

The Fund has designated 100% of the dividends declared from net investment income during the year ended June 30, 2009 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2009, 75% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

For the year ended June 30, 2009, 0% of taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0%.

For the year ended June 30, 2009, 2.36% of taxable ordinary income distributions was qualified interest income.

24

CULLEN HIGH DIVIDEND EQUITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Cullen Funds Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cullen High Dividend Equity Fund (the “Fund”) at June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at June 30, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
August 28, 2009

25

CULLEN HIGH DIVIDEND EQUITY FUND

EXPENSE EXAMPLE
June 30, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first portion of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses.  You may use the information within this portion of the table, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”, to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second portion in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees, or exchange fees. Therefore, the second portion of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26

CULLEN HIGH DIVIDEND EQUITY FUND

EXPENSE EXAMPLE – Continued
June 30, 2009 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/09	6/30/09	1/1/09 – 6/30/09
Actual
High Dividend Equity Fund
Retail Class	$1,000.00	$957.00	$4.85
Class C	$1,000.00	$954.00	$8.48
Class I	$1,000.00	$959.10	$3.64
Hypothetical (5% return before expenses)
High Dividend Equity Fund
Retail Class	$1,000.00	$1,019.84	$5.01
Class C	$1,000.00	$1,016.12	$8.75
Class I	$1,000.00	$1,021.08	$3.76

(1)
Expenses are equal to the High Dividend Equity Fund’s Retail Class, Class C and Class I expense ratios of  1.00%, 1.75% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one half-year period).

27

CULLEN HIGH DIVIDEND EQUITY FUND

BOARD OF TRUSTEES
(Unaudited)

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Trust	During Past 5 Years	by Trustee	Trustee
INTERESTED TRUSTEES
James P. Cullen	Trustee	President, controlling Member	2	None
Cullen Capital	and	and Portfolio Manager, Cullen
Management LLC	President	Capital Management LLC, since
645 Fifth Avenue		May 2000; President, Schafer
New York, NY 10022		Cullen Capital Management,
Born: 1938		Inc., a registered investment
adviser, from December 1982
to present.
Dr. Curtis J. Flanagan	Trustee	Private investor, 1998 to present;	2	None
c/o Cullen Capital		Chairman, South Florida
Management LLC		Pathologists Group, prior
645 Fifth Avenue		thereto.
New York, NY 10022
Born: 1921
INDEPENDENT TRUSTEES
Matthew J. Dodds	Independent	Private investor, 1999 to present;	2	None
c/o Cullen Capital	Trustee	Vice President - Research,
Management LLC		Schafer Cullen Capital
645 Fifth Avenue		Management, Inc., from 1995
New York, NY 10022		to 1999.
Born: 1941
Robert J. Garry	Independent	Executive Vice President/ Chief	2	None
c/o Cullen Capital	Trustee	Financial Officer, New York City
Management LLC		Off-Track Betting Corporation,
645 Fifth Avenue		since November 2007; Corporate
New York, NY 10022		Controller, Yonkers Racing
Born: 1945		Corporation, 2001 to September
2007; Chief Operations Officer,
The Tennis Network Inc., March
2000 to 2001; Senior Vice
President and Chief Financial
Officer, National Thoroughbred
Racing Association, 1998 to 2000;
Director of Finance and Chief
Financial Officer, United States
Tennis Association, prior thereto.

28

CULLEN HIGH DIVIDEND EQUITY FUND

BOARD OF TRUSTEES – Continued
(Unaudited)

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Trust	During Past 5 Years	by Trustee	Trustee
Stephen G. Fredericks	Independent	Institutional Trader, Raymond	2	None
c/o Cullen Capital	Trustee	James & Associates, February
Management LLC		2002 to present; Institutional
645 Fifth Avenue		Trader, ABN AMRO Inc.,
New York, NY 10022		January 1, 1995 to May 2001.
Born: 1942
OFFICERS
James P. Cullen	Trustee	President, controlling Member	2	None
Cullen Capital	and	and Portfolio Manager, Cullen
Management LLC	President	Capital Management LLC, since
645 Fifth Avenue		May 2000; President, Schafer
New York, NY 10022		Cullen Capital Management,
Born: 1938		Inc., a registered investment
adviser, from December 1982
to present.
John C. Gould	Executive	Executive Vice President and	N/A	None
Cullen Capital	Vice	Portfolio Manager, Cullen
Management LLC	President	Capital Management LLC,
645 Fifth Avenue		May 2000 to present;
New York, NY 10022		Executive Vice President
Born: 1961		and Portfolio Manager,
Schafer Cullen Capital
Management, Inc.,
from 1989 to present.
Steven M. Mullooly	Chief	Chief Compliance Officer,		None
Cullen Capital	Compliance	Cullen Capital Management
Management LLC	Officer	LLC and Schafer Cullen Capital
645 Fifth Avenue		Management, Inc., since August
New York, NY 10022		2006; Chief Compliance Officer,
Born: 1964		Ladenburg Thalmann & Co., Inc.,
Ladenburg Thalmann Asset
Management and Ladenburg
Thalmann Europe from November
2004 to June 2006; Vice President -
Compliance, Donaldson Lufkin
and Jenrette and Co., from July
2000 to June 2004.

29

CULLEN HIGH DIVIDEND EQUITY FUND

BOARD OF TRUSTEES – Continued
(Unaudited)

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Trust	During Past 5 Years	by Trustee	Trustee
Brooks H. Cullen	Vice	Vice President and Analyst,		None
Cullen Capital	President	Cullen Capital Management
Management LLC		LLC, since May 2000; Vice
645 Fifth Avenue		President and Portfolio
New York, NY 10022		Manager, Schafer Cullen
Born: 1967		Capital Management, Inc.,
from 1996 to present.
Jeffrey T. Battaglia	Treasurer	Chief Financial Officer, Cullen		None
Cullen Capital		Capital Management LLC and
Management LLC		Schafer Cullen Capital
645 Fifth Avenue		Management, Inc., since
New York, NY 10022		February 2007; Manager, KPMG
Born: 1978		LLP, from September 2001 to
February 2007; Certified Public
Accountant, Washington State.
Rahul D. Sharma	Secretary	Secretary and Portfolio Manager,		None
Cullen Capital		Cullen Capital Management LLC,
Management LLC		since May 2000; Vice President
645 Fifth Avenue		and Portfolio Manager, Schafer
New York, NY 10022		Cullen Capital Management,
Born: 1970		Inc., 1998 to present.

The Fund’s statement of additional information contains additional information about the Fund’s trustees and is available, without charge, (1) upon request by calling 1-877-485-8586, (2) at www.cullenfunds.com, or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

30

CULLEN HIGH DIVIDEND EQUITY FUND

Top 10 Industries – As of June 30, 2009 (Unaudited)

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund.  This report may be distributed to others only if preceded or accompanied by a current prospectus.  The Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

How to Obtain a Copy of the Funds’ Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.  The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s N-Q will also be available upon request by calling 1-877-485-8586.

31

CULLEN HIGH DIVIDEND EQUITY FUND

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

At its meeting on May 7, 2009, the Board of Trustees (the “Board”) of the Cullen Funds Trust (the “Trust”) and its two series, the Cullen High Dividend Equity Fund (the “High Dividend Fund”) and the Cullen International High Dividend Fund (the “International Fund”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Funds, voted to re-approve the current investment advisory agreement (the “Advisory Agreement”) between the High Dividend Fund and Cullen Capital Management LLC (the “Adviser”).  In connection with its re-approval of the High Dividend Fund’s Advisory Agreement, the Board considered the following factors:

The Adviser:

•	Provides investment management for the High Dividend Fund.

•	Continues to retain the services of the Trust’s Chief Compliance Officer and will make all reasonable efforts to ensure that the High Dividend Fund is in compliance with the securities laws.

•	Oversees distribution of the High Dividend Fund through third-party broker/dealers and independent financial institutions.

•
Oversees those third party service providers that support the High Dividend Fund in providing fund accounting, fund administration, fund distribution, fulfillment, transfer agency and custodial services.

The Board also (i) reviewed the past performance of the High Dividend Fund and the expense ratios of the High Dividend Fund, (ii) considered the fees charged by the Adviser (iii) considered the profitability of the Adviser as shown in the board materials provided at the meeting and (iv) took into account the disciplined value oriented investment philosophy that the Adviser has developed and adheres to and its confidence in this philosophy and the experience of the Adviser in implementing this philosophy over many years.

The Board then discussed economies of a scale and breakpoints and determined that the Funds, managed by the Advisor, have not yet grown to be so significant in size as to warrant the use of breakpoints by the Advisor.

The Board reviewed the Funds’ expense ratios and comparable expense ratios of similar funds.  The Board used data from Lipper, as presented in the charts in the board book, showing funds similar in nature to the Funds (i.e. Equity Income, International).  The Board determined that the after reimbursement total expense ratio of the Funds fell within

32

CULLEN HIGH DIVIDEND EQUITY FUND

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

the range of the ratios of other funds in their classification. (Please see Lipper charts provided in the Board Materials).  The Board considered the renewal of the Operating Expense Limitation Agreement for an additional year between the Advisor and the High Dividend Fund which limits the annual operating expenses of each of the Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.00%, 1.75%, 0.75%, 1.50% and 1.25% respectively, of the average net asset value of such respective Class for such year, until October 31, 2010. The Board also considered the renewal of the Operation Expense Limitation Agreement for an additional year between the Advisor and the International Fund which limits the annual operating expenses of each of the Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class for such year, until October 31, 2010.

The Board also referenced the Adviser’s Form ADV and a copy of the current Investment Advisory Agreement.  In addition, the Board referenced a comparison of fees charged the Adviser and Schafer Cullen Capital Management, Inc., an affiliate of the Adviser, to other clients.  All of the factors above were considered separately by the non-interested Trustees in an executive session during which management of the Adviser and the interested Trustees were not present.  The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the Advisory Agreement. The Board was also assisted in its review, consideration and discussion of the Advisory Agreement by independent legal counsel, who had prepared a summary of the Board’s legal obligations and who further summarized the Board’s legal obligations at the Board meeting.  Based on the factors discussed above, the Board, including all non-interested Trustees, approved continuation of the Advisory Agreement.

33

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

Cullen Funds Trust

Cullen International High Dividend Fund

ANNUAL REPORT

June 30, 2009

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

August 28, 2009

Dear Shareholder:

For the twelve months ended June 30, 2009, the Cullen International High Dividend Fund’s Retail Class (the “Fund”) performance was -36.68% versus -30.96% for the MSCI EAFE Index (“MSCI EAFE”).

Portfolio Review
From a sector allocation perspective, the fund’s relative performance was negatively impacted by our underweight allocations to Health Care and Consumer Discretionary and our overweight allocations to Energy.  Contrarily, our overweight allocations to Consumer Staples and Telecom and our underweight allocations to Materials, Financials, and Industrials aided relative performance.  While the exposure to more defensive sectors such as Consumer Staples and Telecom aided performance over the period when markets declined significantly, this same exposure has hurt relative performance more recently as global markets have made marked advances.

From a country allocation perspective, the Fund’s relative performance was negatively impacted by our underweight allocations to Japan and Switzerland and our overweight allocations to Brazil, South Korea, and Canada.  Contrarily, our overweight allocations to Singapore, China, and Sweden and our underweight allocations to Belgium, Austria, Norway, and Ireland aided relative performance. Further, while our exposure to equities in traditionally higher yielding markets such as United Kingdom and Australia performed well in local currency terms, the poor performance of the currencies of these markets in the second half of 2008 hurt relative performance.

Currency exposure was a major headwind to the performance of the Fund and the Index during the period. Foreign currency translation swings hurt the Index’s performance by 5.9% and we estimate the fund’s performance was negatively impacted by even more. During the second half of 2008, investors favored major global currencies such as the U.S. Dollar, Japanese Yen and Swiss Franc which have historically performed best during periods of heightened risk and benefit when parties close currency positions associated with carry-trades.*  For example, the Japanese Yen appreciated approximately 17.2% against the U.S. Dollar during the period. This factor had a meaningful impact on relative performance since Japan has an average weight of 24% in the MSCI EAFE whereas the Fund had an average weight of 4% during the year. We continue to be underweight Japanese stocks relative to the index as companies in this market generally provide unattractive dividend yields.

Portfolio turnover during the period was 124% versus 169% a year ago. The portfolio turnover was higher than what we anticipate it should be over the long term given the relatively small asset base and significant number of fund share purchases and sales over the period. Additionally, the significant change in the economic environment over the period and the resulting impact on the dividend policies of companies globally

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

necessitated an abnormally high number of changes to the portfolio in order to preserve our goal of attaining a high absolute dividend yield and sustainable long term dividend growth.

Our top five country exposures at the end of the year were to United Kingdom, Germany, Switzerland, France, and Taiwan. Developed Market Exposure increased 5.0% during the period to 72.8% while Emerging Market exposure decreased and ended the period at 27.2%.

Outlook
We have long maintained the opinion that the most important thing about bear markets as they relate to recessions is that the stock market usually turns up long before the recession ends and often while headline news is at its worst.  At the February 2009 lows, the MSCI EAFE was down over 60% from its October 2007 highs, corporate earnings were projected to be down significantly from estimates of a year ago, and the economic news just seemed to be getting worse as the recession wore on.  From our perspective, as investors that adhere to a strict valuation discipline and 5-year time horizon, the best time to invest is when earnings are down and the market is at multi-year lows, as historically that’s when we have seen the best 5-year returns for value investors.  According to our research, in the 5-year periods following the 1973-1974 and 1981 recessions, the 100 stocks at the beginning of each year with the lowest P/E ratios in the S&P 500 returned 26.5% annualized and 34.3% annualized, respectively.  While historical international equity data is not as robust as U.S. equity data, historical trends have been similar as in the U.S. due to the correlated nature of global equity markets and the dominating contribution of the U.S. to the global economy and stock markets.

In the U.S., the same trend even held true after the Great Depression of the 1930’s.  By the middle of 1932, the market was down 85%, and the market started a major rally in the face of continuing bad economic news.  In fact, the economy continued to worsen, corporate earnings deteriorated, and unemployment continued to rise while the market rallied.  And, once the first major market rally occurred, it broke the back of the bear market and set the stage for a 5-year recovery where the S&P 500 returned 350%.  The historical data suggests that once a bear market has run its course and you see an initial rally, the market can begin to recover even if the recession is not completely over.  Further supporting the recovery is the sizable amount of cash currently invested in savings deposits and money market funds giving investors low rates of return worldwide. These factors make the risk/reward for equities look appealing from our perspective.

The recovery period may not be completely smooth, as after all major market drops, the market struggles with conflicting economic news during the initial phases of the recovery.  However, the period of early recovery is a key time for investors to re-enter the market, provided they use a strict price discipline and 5-year time horizon.  The global market rally that began in March was typical of the first major rally in a new bull market, where short covering becomes a dominant force and low quality stocks lead the rally.  The

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

March-April 2009 rally was no exception; the companies that outperformed were those with unfavorable credit ratings, no relative earnings, and no dividend--most notably Financial, Materials, and Consumer Discretionary companies.  However, as market rallies continue, historically they broaden out, which is what we’ve seen since May 2009 when the rally began to include Energy, Healthcare, Telecom, and Consumer Staples companies. This has positive implications for the sustainability of the recovery, as companies with stronger fundamentals are beginning to participate in the market appreciation.

In the second half of 2008, portfolio selection focused on assuring the sustainability of portfolio dividend yield and growth as it became clear that the weakening economic environment would cause an unprecedented number of dividend cuts globally.  Because we became concerned of this trend early on, we have been successful in defending portfolio dividend yield and growth and are optimistic that we can produce dividend growth in 2009 versus 2008.  This is despite the preponderance of dividend cuts seen globally in 2009 which will cause a significant decline in annual income for major market indices such as MSCI EAFE and S&P 500 over the same period. We believe that not only will 2009 dividend growth preserve our historical trend of above average dividend growth, but the conservative decision making processes companies took earlier this year in setting 2009 dividend levels accompanied by the improving economic and earnings environment should set the stage for above average dividend growth over the next several years.

As we gained confidence in the sustainability of portfolio yield, in the 1st quarter of 2009 we used the opportunity provided  by the steep sell off in global stocks to upgrade portfolio exposure by buying shares in companies whose businesses we had always liked, but whose valuations had only recently become quite compelling. This has allowed us to build what we consider our highest quality portfolio since inception.  The majority of our companies are among the best operators globally within their respective industries and their positioning is highlighted by leading market shares, competitive advantages, high levels of profitability and long-standing histories of operational excellence. These additions to the portfolio complement our long-standing predilection for global industrial, consumer goods, telecom, energy and healthcare companies with predictable and stable cash flows, high dividend yields, sustainable dividend growth, strong balance sheets and attractive valuations.  As a result of this exposure, the portfolio has benefited from the recent broadening of the market rally and is well-positioned to take advantage of a sustained recovery.  As the bear market continues to show signs of coming to an end and as the clarity of future dividend streams improves for more companies globally, we are likely to buy more cyclical names thereby positioning the portfolio for a possible recovery.

We are seeing signs of recovery in many of the world’s economies and stock markets as the markets rally have gained strength and the economic data points have started to show improvement.  Money market funds and savings deposits investors are becoming less risk

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

averse given their recent level of withdrawals.  And, although money market fund assets as a percentage of global stock market capitalization are down from March 2009 highs, they are still significantly higher than the long-term average, signaling that investors still have cash on the sidelines that could further fuel the recovery.  While we cannot predict future volatility, one thing we are comfortable with is that after the 50-60% decline in stock prices we had seen at the February 2009 lows, the next 5 years could be very rewarding for equity investors, especially for those that adhere to a strict valuation discipline.

Summary
We have been studying the market’s behavior for 40 years, and our studies continuously remind us that the stock market can be volatile in the short term.  2008-2009 was clearly a volatile and difficult period.  However, we have always believed and advocated that if one uses a consistent valuation discipline, doesn’t react to headline news, and invests for the long term (i.e. 5 years), an investor has a good chance of achieving above-average results.  This belief has not changed.

James P. Cullen
President/Portfolio Manager

Rahul Sharma
Vice President/Portfolio Manager

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

*	Carry trades refer to transactions in which investors borrow in low yielding currencies and sell these borrowed currencies to purchase other currencies that historically have provided better yields

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

Past performance does not guarantee future results.  Mutual fund investing involves risk.  Principal loss is possible.  Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

Price to Earnings Ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the trailing 12-month earnings per share.  Cash flow measures equals cash inflows minus cash outflows during a period.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.  It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen International High Dividend Fund is distributed by ALPS Distributors, Inc. (8/09)

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE

RETAIL CLASS

Total Return as of June 30, 2009
		Annualized Since
	One Year	Inception (12/15/05)
Cullen International High Dividend Fund, Retail Class	(36.68)%	(3.10)%
MSCI EAFE Index	(30.96)%	(3.49)%

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

CLASS C

Total Return as of June 30, 2009
		Annualized Since
	One Year	Inception (12/15/05)
Cullen International High Dividend Fund, Class C	(37.06)%	(3.75)%
MSCI EAFE Index	(30.96)%	(3.49)%

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

CLASS I

Total Return as of June 30, 2009
		Annualized Since
	One Year	Inception (12/15/05)
Cullen International High Dividend Fund, Class I	(36.53)%	(2.80)%
MSCI EAFE Index	(30.96)%	(3.49)%

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2009

Assets:
Investments, at value (cost of $64,250,891)	$67,695,044
Foreign currencies, at value (cost of $320,469)	367,295
Receivable for securities sold	144,335
Receivable for fund shares sold	464,087
Dividends and interest receivable	405,470
Prepaid expenses and other assets	56,026
Total assets	69,132,257
Liabilities:
Payable for securities purchased	140,445
Payable for fund shares purchased	1,823
Investment advisor fees payable	30,264
Distribution fees payable	17,309
Accrued administration expense	13,732
Accrued audit expense	36,322
Accrued fund accounting expense	10,492
Accrued transfer agent expense	15,981
Accrued expenses and other liabilities	21,701
Total liabilities	288,069
Net assets	$68,844,188
Net assets consist of:
Paid in capital	$94,779,603
Accumulated net investment income (loss)	73,997
Accumulated net realized gain (loss) on investments and
foreign currency related transactions	(29,457,311)
Net unrealized appreciation (depreciation) on investments and
foreign currency related transactions	3,447,899
Net assets	$68,844,188
Retail Class:
Net assets applicable to outstanding Retail Class shares	$56,225,296
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	7,268,412
Net asset value, offering price and redemption price per share	$7.74
Class C:
Net assets applicable to outstanding Class C shares	$2,042,250
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	264,476
Net asset value, offering price and redemption price per share	$7.72
Class I:
Net assets applicable to outstanding Class I shares	$10,576,642
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	1,363,199
Net asset value, offering price and redemption price per share	$7.76

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF OPERATIONS
Year Ended June 30, 2009

Investment income:
Dividends (net of foreign taxes withheld of $270,673)	$2,786,326
Interest	51
Total investment income	2,786,377
Expenses:
Investment advisory fees (Note 5)	561,600
Administration fees	81,689
Custody fees (Note 5)	55,814
Shareholder servicing fees	87,247
Fund accounting fees	62,900
Registration and filing fees	47,907
Professional fees	37,853
Shareholder reports	16,502
Trustees’ fees and expenses	24,000
Distribution fees (Note 6)
Distribution fees - Retail Class	103,418
Distribution fees - Class C	19,636
Other expenses	1,576
Total expenses before reimbursement from Adviser	1,100,142
Expense reimbursement from Adviser	(415,488)
Net expenses	684,654
Net investment income	2,101,723
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(25,208,934)
Foreign currency related transactions	(54,995)
Net change in unrealized gain (loss) on:
Investments	1,776,759
Foreign currency related transactions	6,250
Net realized and unrealized gain (loss) on investments	(23,480,920)
Net increase (decrease) in net assets resulting from operations	$(21,379,197)

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2009	June 30, 2008
Operations:
Net investment income	$2,101,723	$1,478,874
Net realized gain (loss) on investments and foreign
currency related transactions	(25,263,929)	(3,201,388)
Net change in unrealized gain (loss) on investments
and foreign currency related transactions	1,783,009	(1,466,107)
Net increase (decrease) in net assets
resulting from operations	(21,379,197)	(3,188,621)
Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	68,305,605	52,707,803
Class C shares	853,685	1,717,673
Class I shares	5,492,377	13,483,524
Proceeds from shares issued to
holders in reinvestment of dividends
Retail Class shares	1,559,182	1,806,699
Class C shares	39,059	131,136
Class I shares	412,666	1,409,749
Cost of shares redeemed
Retail Class shares	(41,588,109)	(28,668,685)
Class C shares	(384,687)	(206,532)
Class I shares	(7,648,816)	(1,851,842)
Net increase in net assets from capital share transactions	27,040,962	40,529,525
Distributions to Shareholders From:
Net investment income
Retail Class	(1,583,224)	(895,517)
Class C	(52,985)	(43,411)
Class I	(441,118)	(582,571)
Net realized gains
Retail Class	—	(996,117)
Class C	—	(102,849)
Class I	—	(957,296)
Total distributions	(2,077,327)	(3,577,761)
Total net increase (decrease) in net assets	3,584,438	33,763,143
Net Assets:
Beginning of year	65,259,750	31,496,607
End of year (includes $73,997 and ($5,297) of
undistributed net investment income (loss), respectively)	$68,844,188	$65,259,750

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Retail Class
				December 15, 2005+
	Year Ended June 30,			to June 30,
	2009	2008	2007	2006
Net Asset Value -
Beginning of Period	$12.64	$13.89	$10.82	$10.00
Income from
Investment Operations:
Net investment income	0.29	0.37	0.28	0.13
Net realized and unrealized
gain (loss) on investments	(4.91)	(0.56)	3.10	0.82
Total from
investment operations	(4.62)	(0.19)	3.38	0.95
Less Distributions:
Dividends from net
investment income	(0.28)	(0.35)	(0.31)	(0.13)
Distributions from
net realized gains	—	(0.71)	—	—
Total distributions	(0.28)	(1.06)	(0.31)	(0.13)
Net Asset Value - End of Period	$7.74	$12.64	$13.89	$10.82
Total Return	(36.68% )	(1.92% )	31.56%	9.47%	(1)
Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$56,225	$40,707	$18,992	$4,966
Ratio of expenses to
average net assets:
Before expense reimbursement	1.99%	2.16%	3.48%	8.36%	(2)
After expense reimbursement	1.25%	1.25%	1.25%	1.25%	(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.97%	1.92%	0.81%	(3.45%	)(2)
After expense reimbursement	3.71%	2.83%	3.04%	3.66%	(2)
Portfolio turnover rate	124%	169%	102%	42%	(1)

+	Commencement of operations was December 15, 2005.
(1)	Not Annualized
(2)	Annualized

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Class C
				December 15, 2005+
	Year Ended June 30,			to June 30,
	2009	2008	2007	2006
Net Asset Value -
Beginning of Period	$12.60	$13.86	$10.81	$10.00
Income from
Investment Operations:
Net investment income	0.25	0.25	0.28	0.07
Net realized and unrealized
gain (loss) on investments	(4.91)	(0.54)	3.00	0.85
Total from
investment operations	(4.66)	(0.29)	3.28	0.92
Less Distributions:
Dividends from net
investment income	(0.22)	(0.26)	(0.23)	(0.11)
Distributions from
net realized gains	—	(0.71)	—	—
Total distributions	(0.22)	(0.97)	(0.23)	(0.11)
Net Asset Value - End of Period	$7.72	$12.60	$13.86	$10.81
Total Return	(37.06% )	(2.71% )	30.61%	9.21%	(1)
Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$2,042	$2,619	$1,235	$306
Ratio of expenses to
average net assets:
Before expense reimbursement	2.74%	2.91%	4.23%	9.11%	(2)
After expense reimbursement	2.00%	2.00%	2.00%	2.00%	(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.22%	1.17%	0.06%	(4.20%	)(2)
After expense reimbursement	2.96%	2.08%	2.29%	2.91%	(2)
Portfolio turnover rate	124%	169%	102%	42%	(1)

+	Commencement of operations was December 15, 2005.
(1)	Not Annualized
(2)	Annualized

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Class I
				December 15, 2005+
	Year Ended June 30,			to June 30,
	2009	2008	2007	2006
Net Asset Value -
Beginning of Period	$12.68	$13.93	$10.84	$10.00
Income from
Investment Operations:
Net investment income	0.36	0.40	0.34	0.14
Net realized and unrealized
gain (loss) on investments	(4.98)	(0.56)	3.09	0.83
Total from
investment operations	(4.62)	(0.16)	3.43	0.97
Less Distributions:
Dividends from net
investment income	(0.30)	(0.38)	(0.34)	(0.13)
Distributions from
net realized gains	—	(0.71)	—	—
Total distributions	(0.30)	(1.09)	(0.34)	(0.13)
Net Asset Value - End of Period	$7.76	$12.68	$13.93	$10.84
Total Return	(36.53% )	(1.69% )	31.96%	9.76%	(1)
Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$10,577	$21,934	$11,270	$3,663
Ratio of expenses to
average net assets:
Before expense reimbursement	1.74%	1.91%	3.23%	8.47%	(2)
After expense reimbursement	1.00%	1.00%	1.00%	1.00%	(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	3.23%	2.17%	1.06%	(3.61%	)(2)
After expense reimbursement	3.97%	3.08%	3.29%	3.86%	(2)
Portfolio turnover rate	124%	169%	102%	42%	(1)

+	Commencement of operations was December 15, 2005.
(1)	Not Annualized
(2)	Annualized

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS
June 30, 2009

	Shares	Value

COMMON STOCKS 95.3%
Brazil 8.1%
Cia Energetica de Minas Gerais - ADR	132,450	$1,780,128
Cia Siderurgica Nacional SA - ADR	94,000	2,100,900
Itau Unibanco Banco Multiplo SA - ADR	109,600	1,734,968
		5,615,996
Canada 3.0%
Enerplus Resources Fund	13,900	298,711
Primaris Real Estate Investment Trust	16,450	167,449
RioCan Real Estate Investment Trust	39,450	518,244
Vermilion Energy Trust	42,300	1,063,001
		2,047,405
China 2.4%
PetroChina Co., Ltd. - ADR	15,000	1,657,200
Finland 2.3%
Nokia OYJ - ADR	108,120	1,576,390
France 8.5%
BNP Paribas SA	33,100	2,147,602
Total SA - ADR	36,100	1,957,703
Vallourec SA	14,200	1,723,730
		5,829,035
Germany 9.4%
Deutsche Lufthansa AG	97,850	1,225,819
K+S AG	21,900	1,229,826
Muenchener Rueckversicherungs AG	14,750	1,990,380
RWE AG	25,900	2,037,977
		6,484,002
Greece 1.9%
Tsakos Energy Navigation Ltd.	82,100	1,325,094
Hong Kong 0.3%
Hopewell Holdings	74,000	232,024
Italy 2.5%
ENI SpA - ADR	35,850	1,699,649

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2009

	Shares	Value

Japan 3.0%
Honda Motor Co. Ltd.	11,000	$303,732
Nintendo Co. Ltd.	6,250	1,727,695
		2,031,427
Malaysia 1.1%
Berjaya Sports Toto Berhad	393,900	565,916
British American Tobacco Malaysia Berhad	12,500	159,139
		725,055
Netherlands 2.7%
Eurocommercial Properties NV	13,700	421,861
Unilever NV - ADR	59,600	1,441,128
		1,862,989
Singapore 7.1%
Raffles Medical Group Ltd.	1,409,900	924,748
Singapore Technologies Engineering Ltd.	235,000	397,508
Singapore Telecommunications Ltd.	785,000	1,625,932
United Overseas Bank Ltd.	192,500	1,951,049
		4,899,237
South Africa 3.5%
MTN Group Ltd.	155,000	2,378,090
South Korea 2.6%
KT&G Corp.	31,545	1,782,833
Spain 1.1%
Telefonica SA - ADR	11,500	780,735
Sweden 2.2%
Sandvik AB	27,300	202,592
Volvo AB-B Shares	215,650	1,330,577
		1,533,169
Switzerland 8.6%
ABB Ltd - ADR	107,200	1,691,616
Nestle SA	32,100	1,208,902
Nestle SA - ADR	25,650	965,104
Novartis AG - ADR	50,650	2,066,013
		5,931,635

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2009

	Shares	Value

Taiwan 8.2%
Acer, Inc.	726,506	$1,264,355
Chunghwa Telecom Co. Ltd. - ADR	57,951	1,149,168
Chunghwa Telecom	345,895	690,524
Siliconware Precision Industries Ltd. - ADR	714,000	828,031
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,046,000	1,743,865
		5,675,943
United Kingdom 16.8%
AstraZeneca PLC - ADR	44,650	1,970,851
BP PLC - ADR	35,300	1,683,104
British American Tobacco PLC - ADR	33,500	1,869,300
Diageo PLC - ADR	27,300	1,562,925
HSBC Holdings PLC	175,083	1,483,113
HSBC Holdings PLC - ADR	15,000	626,550
Vodafone Group PLC - ADR	121,500	2,368,035
		11,563,878
Total Common Stocks
(Cost $62,187,633)		65,631,786
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
Dreyfus Cash Management Fund	2,063,258	2,063,258
Total Short-Term Investments
(Cost $2,063,258)		2,063,258
TOTAL INVESTMENTS
(Cost $64,250,891) 98.3%		67,695,044
Other Assets in Excess of Liabilities 1.7%		1,149,144
TOTAL NET ASSETS 100.0%		$68,844,188

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2009

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) which establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities and certain money market securities.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2.  Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all.  Refer to footnote 2(a) for further discussion regarding the Fund’s valuation policy.

The table below is a summary of the inputs used to value the Fund’s investments as of June 30, 2009.

	Level 1	Level 2	Level 3	Total
Equity
Brazil	$5,615,996	$—	$—	$5,615,996
Canada	2,047,405	—	—	2,047,405
China	1,657,200	—	—	1,657,200
Finland	1,576,390	—	—	1,576,390
France	5,829,035	—	—	5,829,035
Germany	6,484,002	—	—	6,484,002
Greece	1,325,094	—	—	1,325,094
Hong Kong	232,024	—	—	232,024
Italy	1,699,649	—	—	1,699,649
Japan	2,031,427	—	—	2,031,427
Malaysia	725,055	—	—	725,055
Netherlands	1,862,989	—	—	1,862,989
Singapore	4,899,237	—	—	4,899,237
South Africa	2,378,090	—	—	2,378,090
South Korea	1,782,833	—	—	1,782,833
Spain	780,735	—	—	780,735
Sweden	1,533,169	—	—	1,533,169
Switzerland	5,931,635	—	—	5,931,635
Taiwan	5,675,943	—	—	5,675,943
United Kingdom	11,563,878	—	—	11,563,878
Total Equity	$65,631,786	$—	$—	$65,631,786
Short-Term Investments	$2,063,258	—	—	2,063,258
Total Investments in Securities	$67,695,044	$—	$—	$67,695,044

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2009

At June 30, 2009, Sector diversification of the Fund was as follows:

	% of Net Assets	Value

Foreign Common Stock
Consumer Discretionary	1.3%	$869,648
Consumer Staples	13.1	8,989,331
Energy	12.1	8,359,367
Financials	16.0	11,041,216
Health Care	7.2	4,961,613
Industrials	11.8	8,128,960
Information Technology	10.4	7,140,334
Materials	4.8	3,330,727
Telecommunication Services	13.1	8,992,485
Utilities	5.5	3,818,105
Total Foreign Common Stock	95.3	65,631,786
Short-Term Investments	3.0	2,063,258
TOTAL INVESTMENTS	98.3	67,695,044
Other Assets in Excess of Liabilities	1.7	1,149,144
TOTAL NET ASSETS	100.0%	$68,844,188

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 2009

1.Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two separate series to investors, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund (the “Fund” and collectively the “Funds”).  The Funds are open-end, diversified management investment companies registered under the 1940 Act.  The investment objective of the Fund is long-term capital appreciation and current income.

The Fund offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares.  The Fund commenced operations on December 15, 2005 offering Retail Class, Class C and Class I shares, and Class R1 and R2 shares commenced operations on April 24, 2009.  The Class R1 and Class R2 Shares have not experienced any subscriptions since inception.  Each class of shares differs principally in its respective administration, transfer agent, and distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Fund at year end.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under supervision of the full Board.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation.  Exchange rates are provided daily by recognized independent pricing agents.

b)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Fund.  Dividends from realized capital gains, if any, are declared and paid at least annually.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2009

2.Significant Accounting Policies – Continued

c)
Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the period ended June 30, 2009.  Open tax years are those that are open for exam by taxing authorities, and as of June 30, 2009, open Federal tax years include the tax years ended June 30, 2007 through 2009.  The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements.  Actual results could differ from those estimates.

e)
Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

f)
Other – Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis.

Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

The Fund separately reports the results of operations due to fluctuations in foreign exchange rates on investments from gains or losses arising from the sales or changes in values of the portfolio securities.  Net realized gains (loss) and net change in unrealized gain (loss) on foreign currency related transactions arise for sales of foreign currencies and currency gains or losses between trade date or ex-date and settlement date on security or dividend transactions.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2009

3.Capital Share Transactions

Share transactions were as follows:

	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2009	June 30, 2009	June 30, 2009
Shares sold	8,925,486	94,332	673,129
Shares reinvested	201,490	4,871	49,914
Shares redeemed	(5,080,102)	(42,476)	(1,090,094)
Net increase (decrease)	4,046,874	56,727	(367,051)
Shares outstanding:
Beginning of year	3,221,538	207,749	1,730,250
End of year	7,268,412	264,476	1,363,199

	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2008	June 30, 2008	June 30, 2008
Shares Sold	3,823,645	124,697	949,716
Shares Reinvested	132,471	9,460	101,659
Shares Redeemed	(2,102,002)	(15,494)	(130,361)
Net increase	1,854,114	118,663	921,014
Shares outstanding:
Beginning of year	1,367,424	89,086	809,236
End of year	3,221,538	207,749	1,730,250

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2009

4.Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2009 were $98,103,864 and $67,407,797, respectively.

As of June 30, 2009, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (a)	$67,616,770
Gross unrealized appreciation	6,606,088
Gross unrealized depreciation	(6,524,068)
Net unrealized appreciation	82,020
Undistributed ordinary income	85,171
Undistributed long-term capital gain	—
Total distributable earnings	85,171
Other accumulated gains (losses)	(26,102,606)
Total accumulated earnings (losses)	$(25,935,415)

(a)
Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences.  Those differences primarily relate to wash sale adjustments and adjustments due to investments in Passive Foreign Investment Companies.

At June 30, 2009, the Fund had $19,558,231 post-October loss deferrals.  This loss is treated as occurring on July 1, 2009 for tax purposes.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.  Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

Paid-in	Undistributed Net	Undistributed Net
Capital	Investment Income	Realized Loss
—	$54,898	$(54,898)

At June 30, 2009, the Fund had tax basis capital loss carryforwards of $6,544,375 to offset future gains.  The losses expire June 30, 2017.

The tax composition of dividends paid during the year ended June 30, 2009 and the year ended June 30, 2008 was as follows:

	June 30, 2009	June 30, 2008
Ordinary Income	$2,077,327	$2,526,666
Long-Term Capital Gain	—	1,051,095

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2009

5.Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.  Through October 31, 2010, the Adviser has agreed to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively.  For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.  The Adviser waived or reimbursed expenses of $415,488 associated with the Fund for the year ended June 30, 2009.

As of June 30, 2009, reimbursed/absorbed expenses for the Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Amount
June 30, 2010	$333,910
June 30, 2011	$449,863
June 30, 2012	$415,488

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust.  The Bank of New York serves as custodian for the Fund.  Refer to Note 8 for discussion regarding changes in these service providers subsequent to June 30, 2009.

6.Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1 and Class R2.  Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund.  This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $103,418 for the Retail Class shares and $19,636 for Class C shares pursuant to the Plan for the year ended June 30, 2009.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2009

7.Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Fund’s Class R1 and Class R2 shares.  For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2.

8.Subsequent Events

At a special meeting (the “Meeting”) held on May 7, 2009, the Board of Trustees (the “Board”) of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, as amended (the “Independent Trustees”), voted to terminate the custody agreement with U.S. Bank, N.A. (“USB”) and the administrative, transfer agent, dividend disbursing and fund accounting services arrangements with U.S. Bancorp Fund Services, LLC (“USBFS”).  The Board also voted to terminate the distribution agreement with Quasar Distributors, LLC.

At the Meeting, the Board approved on behalf of the Fund: (i) a new transfer agent and dividend disbursing agent arrangements with ALPS Fund Services, Inc.; (ii) a new custody agreement with The Bank of New York Mellon (“BNYM”); (iii) a new fund administration and accounting agreement with BNYM; and (iv) a new distribution agreement with ALPS Distributors, Inc.

The new custody agreement and new fund administration and accounting agreement with BNYM became effective on July 1, 2009, and the changes to the Fund’s transfer agent, dividend disbursing agent and distributor became effective on July 27, 2009.

Subsequent events have been evaluated through August 28, 2009, which is the date the financial statements were issued.  Subsequent events have not been evaluated after this date.

9.Derivatives

The Fund has adopted FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment to FASB Statement No. 133, (“FAS 161”), which requires qualitative disclosures about objectives and strategies for using derivatives and quantitative disclosures about fair value amounts of and gains and losses on derivative instruments. The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2009

10.  Foreign Investment Risk

The Fund invests in foreign securities.  Investments in securities issued by entities based outside the United States may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

11.  Federal Tax Information (Unaudited)

The Fund has designated 100% of the dividends declared from net investment income during the year ended June 30, 2009 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2009, 0% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

For the year ended June 30, 2009, 0% of taxable ordinary income distributions that was designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c).

For the year ended June 30, 2009, 1% of taxable ordinary income was qualified interest income.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2009

11.  Federal Tax Information (Unaudited) – Continued

For the year ended June 30, 2009, the International High Dividend Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income	Foreign Taxes
	Earned (per share)	Paid (per share)
Australia	0.004689	0.000320
Bermuda	0.006351	0.000000
Brazil	0.037789	0.003841
Britain	0.067797	0.000099
Canada	0.027370	0.003985
China	0.004448	0.000425
Denmark	0.022789	0.003501
France	0.024957	0.004136
Finland	0.006602	0.001033
Germany	0.008898	0.001252
Hong Kong	0.024029	0.000000
Italy	0.007389	0.001665
Japan	0.009590	0.000671
Malaysia	0.007210	0.000885
Netherlands	0.013240	0.001975
New Zealand	0.005036	0.000782
Philippines	0.000219	0.000055
Singapore	0.028543	0.000000
South Korea	0.004365	0.000720
Sweden	0.004932	0.000740
Switzerland	0.012735	0.001931
Taiwan	0.011735	0.002410

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Cullen Funds Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cullen International High Dividend Fund (the “Fund”) at June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at June 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
August 28, 2009

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

EXPENSE EXAMPLE
June 30, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first set of lines of the tables below provide information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses.  You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

EXPENSE EXAMPLE – Continued
June 30, 2009 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/09	6/30/09	1/1/09 – 6/30/09
Actual
International High Dividend Fund
Retail Class	$1,000.00	$1,040.90	$6.33
Class C	$1,000.00	$1,037.30	$10.10
Class I	$1,000.00	$1,042.20	$5.06
Hypothetical (5% return before expenses)
International High Dividend Fund
Retail Class	$1,000.00	$1,018.60	$6.26
Class C	$1,000.00	$1,014.88	$9.99
Class I	$1,000.00	$1,019.84	$5.01

(1)
Expenses are equal to the International High Dividend Fund’s Retail Class, Class C and Class I expense ratios of  1.25%, 2.00% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one half-year period).

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

BOARD OF TRUSTEES
(Unaudited)

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Trust	During Past 5 Years	by Trustee	Trustee
INTERESTED TRUSTEES
James P. Cullen	Trustee	President, controlling Member	2	None
Cullen Capital	and	and Portfolio Manager, Cullen
Management LLC	President	Capital Management LLC, since
645 Fifth Avenue		May 2000; President, Schafer
New York, NY 10022		Cullen Capital Management,
Born: 1938		Inc., a registered investment
adviser, from December 1982
to present.
Dr. Curtis J. Flanagan	Trustee	Private investor, 1998 to present;	2	None
c/o Cullen Capital		Chairman, South Florida
Management LLC		Pathologists Group, prior
645 Fifth Avenue		thereto.
New York, NY 10022
Born: 1921
INDEPENDENT TRUSTEES
Matthew J. Dodds	Independent	Private investor, 1999 to present;	2	None
c/o Cullen Capital	Trustee	Vice President - Research,
Management LLC		Schafer Cullen Capital
645 Fifth Avenue		Management, Inc., from 1995
New York, NY 10022		to 1999.
Born: 1941
Robert J. Garry	Independent	Executive Vice President/ Chief	2	None
c/o Cullen Capital	Trustee	Financial Officer, New York City
Management LLC		Off-Track Betting Corporation,
645 Fifth Avenue		since November 2007; Corporate
New York, NY 10022		Controller, Yonkers Racing
Born: 1945		Corporation, 2001 to September
2007; Chief Operations Officer,
The Tennis Network Inc., March
2000 to 2001; Senior Vice
President and Chief Financial
Officer, National Thoroughbred
Racing Association, 1998 to 2000;
Director of Finance and Chief
Financial Officer, United States
Tennis Association, prior thereto.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

BOARD OF TRUSTEES – Continued
(Unaudited)

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Trust	During Past 5 Years	by Trustee	Trustee
Stephen G. Fredericks	Independent	Institutional Trader, Raymond	2	None
c/o Cullen Capital	Trustee	James & Associates, February
Management LLC		2002 to present; Institutional
645 Fifth Avenue		Trader, ABN AMRO Inc.,
New York, NY 10022		January 1, 1995 to May 2001.
Born: 1942
OFFICERS
James P. Cullen	Trustee	President, controlling Member	2	None
Cullen Capital	and	and Portfolio Manager, Cullen
Management LLC	President	Capital Management LLC, since
645 Fifth Avenue		May 2000; President, Schafer
New York, NY 10022		Cullen Capital Management,
Born: 1938		Inc., a registered investment
adviser, from December 1982
to present.
John C. Gould	Executive	Executive Vice President and	N/A	None
Cullen Capital	Vice	Portfolio Manager, Cullen
Management LLC	President	Capital Management LLC, May
645 Fifth Avenue		2000 to present; Executive Vice
New York, NY 10022		President and Portfolio Manager,
Born: 1961		Schafer Cullen Capital
Management, Inc.,
from 1989 to present.
Steven M. Mullooly	Chief	Chief Compliance Officer,		None
Cullen Capital	Compliance	Cullen Capital Management
Management LLC	Officer	LLC and Schafer Cullen Capital
645 Fifth Avenue		Management, Inc., since August
New York, NY 10022		2006; Chief Compliance Officer,
Born: 1964		Ladenburg Thalmann & Co., Inc.,
Ladenburg Thalmann Asset
Management and Ladenburg
Thalmann Europe from November
2004 to June 2006; Vice President -
Compliance, Donaldson Lufkin
and Jenrette and Co., from
July 2000 to June 2004.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

BOARD OF TRUSTEES – Continued
(Unaudited)

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Trust	During Past 5 Years	by Trustee	Trustee
Brooks H. Cullen	Vice	Vice President and Portfolio		None
Cullen Capital	President	Manager, Cullen Capital
Management LLC		Management LLC, since May
645 Fifth Avenue		2000; Vice President and
New York, NY 10022		Portfolio Manager, Schafer
Born: 1967		Cullen Capital Management,
Inc., from 1996 to present.
Jeffrey T. Battaglia	Treasurer	Chief Financial Officer, Cullen		None
Cullen Capital		Capital Management LLC
Management LLC		and Schafer Cullen Capital
645 Fifth Avenue		Management, Inc., since
New York, NY 10022		February 2007; Manager, KPMG
Born: 1978		LLP, from September 2001 to
February 2007; Certified Public
Accountant, Washington State.
Rahul D. Sharma	Secretary	Secretary and Portfolio Manager,		None
Cullen Capital		Cullen Capital Management LLC,
Management LLC		since May 2000; Vice President
645 Fifth Avenue		and Portfolio Manager, Schafer
New York, NY 10022		Cullen Capital Management,
Born: 1970		Inc., 1998 to present.

The Fund’s statement of additional information contains additional information about the Fund’s trustees and is available, without charge, (1) upon request by calling 1-877-485-8586, (2) at www.cullenfunds.com, or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Top 10 Countries – As of June 30, 2009 (Unaudited)

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund.  This report may be distributed to others only if preceded or accompanied by a current prospectus.  The Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

How to Obtain a Copy of the Funds’ Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.  The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s N-Q will also be available upon request by calling 1-877-485-8586.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

At its meeting on May 7, 2009, the Board of Trustees (the “Board”) of the Cullen Funds Trust (the “Trust”) and its two series, the Cullen High Dividend Equity Fund (the “High Dividend Fund”) and the Cullen International High Dividend Fund (the “International Fund”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Funds, voted to re-approve the current investment advisory agreement (the “Advisory Agreement”) between the High Dividend Fund and Cullen Capital Management LLC (the “Adviser”).  In connection with its re-approval of the High Dividend Fund’s Advisory Agreement, the Board considered the following factors:

The Adviser:

•	Provides investment management for the International Fund.

•	Continues to retain the services of the Trust’s Chief Compliance Officer and will make all reasonable efforts to ensure that the International Fund is in compliance with the securities laws.

•	Oversees distribution of the International Fund through third-party broker/dealers and independent financial institutions.

•
Oversees those third party service providers that support the International Fund in providing fund accounting, fund administration, fund distribution, fulfillment, transfer agency and custodial services.

The Board also (i) reviewed the past performance of the International Fund and the expense ratios of the High Dividend Fund, (ii) considered the fees charged by the Adviser (iii) considered the profitability of the Adviser as shown in the board materials provided at the meeting and (iv) took into account the disciplined value oriented investment philosophy that the Adviser has developed and adheres to and its confidence in this philosophy and the experience of the Adviser in implementing this philosophy over many years.

The Board then discussed economies of a scale and breakpoints and determined that the Funds, managed by the Advisor, have not yet grown to be so significant in size as to warrant the use of breakpoints by the Advisor.

The Board reviewed the Funds’ expense ratios and comparable expense ratios of similar funds.  The Board used data from Lipper, as presented in the charts in the board book, showing funds similar in nature to the Funds (i.e. Equity Income, International).  The Board determined that the after reimbursement total expense ratio of the Funds fell within the range of the ratios of other funds in their classification. (Please see Lipper charts provided in the Board Materials).  The Board considered the renewal of the Operating

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

Expense Limitation Agreement for an additional year between the Advisor and the International Fund which limits the annual operating expenses of each of the Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.00%, 1.75%, 0.75%, 1.50% and 1.25% respectively, of the average net asset value of such respective Class for such year, until October 31, 2010. The Board also considered the renewal of the Operation Expense Limitation Agreement for an additional year between the Advisor and the International Fund which limits the annual operating expenses of each of the Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class for such year, until October 31, 2010.

The Board also referenced the Adviser’s Form ADV and a copy of the current Investment Advisory Agreement.  In addition, the Board referenced a comparison of fees charged the Adviser and Schafer Cullen Capital Management, Inc., an affiliate of the Adviser, to other clients.  All of the factors above were considered separately by the non-interested Trustees in an executive session during which management of the Adviser and the interested Trustees were not present.  The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the Advisory Agreement. The Board was also assisted in its review, consideration and discussion of the Advisory Agreement by independent legal counsel, who had prepared a summary of the Board’s legal obligations and who further summarized the Board’s legal obligations at the Board meeting.  Based on the factors discussed above, the Board, including all non-interested Trustees, approved continuation of the Advisory Agreement.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
The Bank of New York
New York, New York

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Matthew J. Dodds, Robert J. Garry and Stephen G. Fredericks are all “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/09	FYE 6/30/08
Audit Fees	$50,000	$47,000
Audit-Related Fees
Tax Fees		11,200
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by PricewaterhouseCoopers, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/09	FYE 6/30/08
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2009	FYE 6/30/2008
Registrant	-	-
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

 Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cullen Funds Trust

By (Signature and Title)*    /s/James P. Cullen
James P. Cullen, President

Date  September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James P. Cullen
James P. Cullen, President

Date  September 2, 2009

By (Signature and Title)*    /s/Jeffrey T. Battaglia
Jeffrey T. Battaglia, Treasurer

DateSeptember 2, 2009